Shareholders' Equity - Schedule of Preference Stock (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preference Stock, Shares Authorized	0
Commonwealth Edison Co [Member]
Class of Stock [Line Items]
Preference Stock, Shares Outstanding	0	0
Preference Stock, Shares Authorized	6,810,451	6,810,451
Baltimore Gas and Electric Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Outstanding	0	0
Preference Stock, Shares Authorized	6,500,000	6,500,000
Atlantic City Electric Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Outstanding	0	0
Preference Stock, Shares Authorized	3,000,000	3,000,000
PECO Energy Co [Member]
Class of Stock [Line Items]
Preference Stock, Shares Authorized	0
Potomac Electric Power Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Authorized	0
Delmarva Power & Light Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Authorized	0
Unclassified Preference Stock [Member] | Baltimore Gas and Electric Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Authorized	4,600,000	4,600,000
Preference Stock Redeemed [Member] | Baltimore Gas and Electric Company [Member]
Class of Stock [Line Items]
Preference Stock, Shares Authorized	1,900,000	1,900,000